Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Entity Registrant Name	SINGLEPOINT INC.
Entity Central Index Key	0001443611
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-1240905
Entity Address Address Line 1	3104 E Camelback Rd #2137
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85016
City Area Code	888
Amendment Description	The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant files a further amendment that specifically states that this registration statement will thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement becomes effective on such date as the U.S. Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.
Local Phone Number	682-7464